StepStone Private Venture and Growth Fund

Consolidated Schedule of Investments (Unaudited)
June 30, 2024

Investments	Asset Class	Acquisition Date	Fair Value
Primary Direct Investments - 19.7% [1,2,3,4]
Europe - 2.8%
Monzo Bank Holding Group Limited (1,076,128 common shares)*,5,6	Venture Capital	03/05/2024	$19,612,009
Total Europe			19,612,009

North America - 11.9%
AcuityMD, Inc. (229,474 preferred shares)*,5	Venture Capital	04/12/2024	1,268,142
ASA4 LLC*	Venture Capital	06/12/2024	8,900,000
Creatio Inc. (7,609 preferred shares)*,5	Venture Capital	06/10/2024	778,806
CRV Select II-V, LP*	Venture Capital	05/06/2024	9,630,590
Cube Planning Inc. (277,368 preferred shares)*,5	Venture Capital	12/15/2023	1,431,302
Cyware Labs, Inc. (16,739 preferred shares)*,5	Venture Capital	11/08/2023	188,612
Duplocloud, Inc. (153,459 preferred shares)*,5	Venture Capital	11/01/2023	1,361,273
Hello Cake, Inc. ($4,150,000 principal amount, 8.00%, 12/31/2025)[5]	Venture Capital	02/15/2024	4,150,000
NEA CH SPV, L.P.*	Venture Capital	05/09/2024	1,950,986
Overhaul Group, Inc. (830,940 preferred shares)*,5	Venture Capital	02/01/2023	17,577,954
Rasa Technologies Inc. (361,126 preferred shares)*,5	Venture Capital	12/06/2023	1,651,249
Redpoint Omega IV-C, L.P.*	Venture Capital	06/28/2024	2,224,814
RPIII FB Co-Invest LLC*,7	Growth Equity	03/02/2023	4,004,048
Standvast Holdings, LLC (714,776 preferred shares)*,5	Venture Capital	07/14/2023	729,072
Teamshares Inc. (5,714 preferred shares)*,5	Venture Capital	06/20/2024	436,131
ThreatLocker, Inc. (286,919 preferred shares)*,5	Venture Capital	04/08/2024	12,371,947
Transcend Inc. (265,808 preferred shares)*,5	Venture Capital	12/29/2023	2,785,641
unitQ inc. (614,975 preferred shares)*,5	Venture Capital	04/19/2024	2,536,280
X.AI CORP. (793,651 preferred shares)*,5	Venture Capital	05/10/2024	9,500,002
Total North America			83,476,849

Rest of World - 5.0%
KA CT, LLC*,5,8	Venture Capital	01/02/2024	2,190,000
KiranaKart Pte. Ltd. (37,305 preferred shares)*,5	Venture Capital	08/24/2023	21,815,125
Lyka Wellness Pty Ltd (26,069 preferred shares)*,5,6	Venture Capital	04/25/2023	2,604,205
Rei do Pitaco Limited*,5	Venture Capital	06/28/2024	2,850,000
Zencity Technologies Ltd. (575,444 preferred shares)*,5	Venture Capital	05/15/2024	5,852,957
Total Rest of World			35,312,287
Total Primary Direct Investments (Cost $118,431,971)			138,401,145

Primary Investment Funds - 0.5%[1,2,3,4]
North America - 0.5%
Silas Capital Partners II, L.P.*,9	Venture Capital	03/15/2024	3,330,633
Total North America			3,330,633
Total Primary Investment Funds (Cost $2,513,908)			3,330,633

StepStone Private Venture and Growth Fund

Consolidated Schedule of Investments (Unaudited) (continued)
June 30, 2024

Investments	Asset Class	Acquisition Date	Fair Value
Secondary Investments - 56.9%[1,2,3,4]
Europe - 0.7%
Monzo Bank Holding Group Limited (302,038 common shares)*,5,6	Venture Capital	05/03/2024	$4,583,125
Total Europe			4,583,125

North America - 56.0%
137 Holdings AI II, LLC*	Venture Capital	02/21/2024	15,644,008
137 Holdings SXXI, LLC*	Venture Capital	03/18/2024	14,431,732
AH Parallel Fund IV-Q, L.P.*,8	Venture Capital	07/01/2023	226,894
Amaranth DC Holdings, LP*	Growth Equity	02/23/2024	13,997,456
Andreessen Horowitz Fund IV-Q, L.P.*,8	Venture Capital	07/01/2023	667,978
Anduril Industries, Inc. (18,799 common shares)*,5	Venture Capital	05/14/2024	408,626
Ardent GB Holdings, LP*	Venture Capital	03/21/2024	2,670,000
Backend Capital, a series of Backend Capital, LP*	Venture Capital	08/29/2023	1,310,899
Betaworks Ventures 1.0, LP*,9	Venture Capital	01/24/2023	24,421,723
Betaworks Ventures 2.0, LP*,9	Venture Capital	01/24/2023	2,819,640
Betaworks Ventures 3.0, LP *,8,9	Venture Capital	01/24/2023	785,150
Boldstart Opportunities I L.P.*	Venture Capital	04/17/2024	495,809
Boldstart Ventures II L.P.*	Venture Capital	06/30/2024	4,269,559
Boldstart Ventures III L.P.*	Venture Capital	04/17/2024	2,111,437
BuildOps, Inc. (222,285 preferred shares)*,5	Venture Capital	09/27/2023	252,293
Charles River Partnership XIV, LP*,6	Venture Capital	06/30/2023	65,088
Charles River Partnership XV, LP*,6,9	Venture Capital	06/30/2023	1,107,620
Charles River Partnership XVI, LP*,6,9	Venture Capital	06/30/2023	5,785,828
CNK Fund IV, L.P. *,8,9	Venture Capital	12/31/2023	10,639,041
CNK Seed Fund I, L.P.*,8,9	Venture Capital	12/31/2023	1,963,267
Columbia Capital Equity Partners VI (QP), L.P.*,8	Venture Capital	06/30/2023	313,286
Columbia Capital Equity Partners VII (QP), L.P.*,8,9	Growth Equity	08/04/2023	258,185
Contentful Global, Inc. (74,057 preferred shares)*,5	Venture Capital	06/13/2023	970,147
Conversion Capital Fund II, LP*,9	Venture Capital	09/30/2023	55,998
Craft Ventures Affiliates II, L.P. *	Venture Capital	06/30/2023	354,639
Craft Ventures Growth I, L.P.*,9	Venture Capital	06/30/2023	172,051
Craft Ventures III, L.P.*,9	Venture Capital	06/30/2023	178,586
Creatio Inc. (32,501 preferred shares)*,5	Venture Capital	06/10/2024	3,326,585
Creatio Inc. (8,805 common shares)*,5,9	Venture Capital	06/10/2024	901,221
Cube Planning Inc. (15,142 preferred shares)*,5	Venture Capital	01/29/2024	78,137
Cyware Labs, Inc. (78,769 common shares)*,5	Venture Capital	11/08/2023	754,418
DST Global IX, L.P.*,9	Venture Capital	10/01/2023	6,804,035
DST Global VI, L.P.*	Venture Capital	10/01/2023	6,001,123
DST Global VII, L.P.*,9	Venture Capital	10/01/2023	19,586,547
DST Global VIII, L.P.*,9	Venture Capital	10/01/2023	9,465,632
DST Investments XXI, L.P.*	Venture Capital	10/01/2023	644,823
DSTG VII Investments-1, L.P.*	Venture Capital	10/01/2023	611,410

StepStone Private Venture and Growth Fund

Consolidated Schedule of Investments (Unaudited) (continued)
June 30, 2024

Investments	Asset Class	Acquisition Date	Fair Value
Secondary Investments (continued)
North America (continued)
DSTG VII Investments-4, L.P.*	Venture Capital	10/01/2023	$210,708
Duplocloud, Inc. (22,133 preferred shares)*,5	Venture Capital	11/01/2023	196,333
Elephant Partners 2023 SPV-A, L.P.*	Venture Capital	05/19/2023	2,758,701
Elephant Partners I, L.P.*,9	Venture Capital	04/12/2024	695,349
Elephant Partners II, L.P. *,9	Venture Capital	04/12/2024	754,371
Elephant Partners III, L.P.*,9	Venture Capital	04/12/2024	585,239
Elephant Partners IV, L.P.*,9	Venture Capital	04/12/2024	328,631
Felicis Ventures VI, L.P.*,8,9	Venture Capital	11/04/2022	19,193,646
Felicis Ventures VII, L.P.*,9	Venture Capital	11/04/2022	14,790,141
Fika Ventures - A, L.P.*	Venture Capital	01/09/2024	214,790
Fika Ventures, L.P.*	Venture Capital	06/27/2023	2,738,103
Five Elms III Apptegy CV, L.P.*,9	Growth Equity	12/20/2023	22,384,071
GlossGenius, Inc. (11,136 common shares)*,5	Venture Capital	11/16/2023	282,909
Greenoaks Capital MS LP - Jenner II Series*,9	Venture Capital	06/06/2024	23,164,166
Group 11 Fund VI, L.P.*	Venture Capital	12/22/2023	1,495,527
Hildred Perennial Partners I, LP*,9	Venture Capital	12/22/2023	4,474,932
Insight Partners Continuation Fund II, L.P.*,9	Growth Equity	03/31/2023	23,989,603
Lightspeed Venture Partners Select II, L.P.*,6,9	Venture Capital	12/30/2022	862,303
Lightspeed Venture Partners Select IV, L.P.*,6,9	Venture Capital	12/30/2022	1,858,237
Lightspeed Venture Partners X, L.P.*,6,9	Venture Capital	12/30/2022	3,054,874
Lightspeed Venture Partners XI, L.P.*,6,9	Venture Capital	12/30/2022	2,370,733
Lightspeed Venture Partners XII, L.P. *,6,9	Venture Capital	12/30/2022	2,649,799
Lightspeed Venture Partners XIII, L.P.*,6,9	Venture Capital	12/30/2022	1,979,240
Lightspeed W-I, LLC*	Venture Capital	03/26/2024	14,977,527
Lux Ventures IV, L.P.*	Venture Capital	06/30/2023	1,029,726
March Capital Opportunity Fund II, L.P.*	Venture Capital	09/30/2023	69,475
March Capital Partners Fund II, L.P.*	Venture Capital	09/30/2023	60,139
Maroon Investors, L.P. *,9	Growth Equity	07/14/2023	8,831,919
Nexus Ventures VI, L.P. *,9	Venture Capital	08/28/2023	197,688
Orkila Growth Fund III, LP *,6,9	Growth Equity	09/29/2023	3,318,376
Orkila Growth Fund IV, LP*,6,9	Growth Equity	09/29/2023	—
Outreach Corporation (225,367 common shares)*,5	Venture Capital	06/14/2023	1,802,939
Primary Select Fund II, L.P.*	Venture Capital	04/28/2023	771,183
PVP SGSS I, LLC*,9	Venture Capital	12/18/2023	5,360,095
PVP SGSS I-A, LLC*,9	Venture Capital	12/18/2023	5,988,447
SG VC Fund II, L.P.*	Venture Capital	12/05/2023	12,173,660
Shasta Ventures V, L.P.*,9	Venture Capital	06/30/2024	7,678,576
Silas-MBM LLC*	Venture Capital	02/12/2024	1,407,606
Solutions By Text Holdco Inc. (268,109 common shares)*,5	Venture Capital	05/16/2024	1,730,435
Space Exploration Technologies Corp. (57,743 common shares)*,5	Venture Capital	04/26/2024	6,467,216

StepStone Private Venture and Growth Fund

Consolidated Schedule of Investments (Unaudited) (continued)
June 30, 2024

Investments	Asset Class	Acquisition Date	Fair Value
Secondary Investments (continued)
North America (continued)
Teamshares Inc. (17,142 preferred shares)*,5	Venture Capital	09/27/2023	$1,308,392
ThreatLocker, Inc. (425,493 preferred shares)*,5	Venture Capital	04/08/2024	18,347,258
Thrive Capital Partners VIII Growth-B, LLC*	Growth Equity	03/17/2023	14,047,716
Vacation Inc. (1,061,681 preferred shares)*,5	Venture Capital	02/12/2024	3,198,070
Total North America			394,349,720

Rest of World - 0.2%
KiranaKart Pte. Ltd. (720 preferred shares)*,5	Venture Capital	06/04/2024	421,040
KiranaKart Pte. Ltd. (866 common shares)*,5	Venture Capital	01/08/2024	506,417
Lyka Wellness Pty Ltd (7,809 preferred shares)*,5,6	Venture Capital	05/02/2024	780,093
Total Rest of World			1,707,550
Total Secondary Investments (Cost $295,811,860)			400,640,395

Public Securities - 0.0%
Europe - 0.0%
Wise plc (2,102 common shares)*,8	Public Securities	06/13/2024	18,114
Total Europe			18,114
North America - 0.0%
Maplebear, Inc. (530 common shares)*,8	Public Securities	05/10/2024	17,034
Total North America			17,034
Total Public Securities (Cost $38,550)			35,148

Short-Term Investments - 7.3%
Fidelity Investments Money Market Government Portfolio - Class I, 5.21% (51,694,474 shares)[10,11]			51,694,474
Total Short-Term Investments (Cost $51,694,474)			51,694,474

Total Investments - 84.4% (Cost $468,490,763)			$594,101,795
Other assets in excess of liabilities - 15.6%			109,841,391
Net Assets - 100.0%			$703,943,186

StepStone Private Venture and Growth Fund

Consolidated Schedule of Investments (Unaudited) (continued)
June 30, 2024

*	Investment is non-income producing.
1	Geographic region generally reflects the location of the investment manager.
2	Investments do not issue shares or hold outstanding principal, except where noted. Terms shares and units are used interchangeably.
3	Investments do not allow redemptions or withdrawals except at discretion of its general partner, manager or advisor and the final distribution date is not known at this time, except where noted.
4	Private investments are generally issued in private placement transactions and as such are generally restricted as to resale. There are no circumstances that could cause a lapse in the restriction to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under acquisition date as shown in the Consolidated Schedule of Investments. Total fair value of restricted investments as of June 30, 2024 was $542,372,173, or 77.1% of net assets. As of June 30, 2024, the aggregate cost of each investment restricted to sale was $19,474,041, $1,268,142, $8,900,000, $778,806, $9,630,590, $1,431,302, $188,612, $1,361,273, $4,150,000, $1,950,986, $10,416,248, $1,651,249, $2,224,814, $4,000,000, $729,072, $436,131, $10,753,236, $2,785,645, $2,536,280, $9,500,002, $2,190,000, $11,099,998, $2,272,587, $2,850,000, $5,852,957, $2,513,908, $4,556,179, $12,465,695, $12,699,000, $180,894, $13,714,662, $375,668, $432,377, $2,670,000, $689,809, $5,221,432, $1,811,935, $825,000, $249,020, $2,779,371, $1,037,434, $229,865, $98,930, $768,773, $4,532,389, $1,204,571, $790,901, $248,861, $195,699, $970,147, $45,522, $174,577, $72,412, $81,415, $3,326,585, $901,221, $57,947, $754,418, $6,012,001, $2,445,264, $9,201,268, $5,217,393, $281,117, $253,192, $58,052, $157,067, $2,762,710, $513,786, $563,549, $387,439, $251,255, $16,896,718, $13,114,974, $148,054, $1,580,718, $18,274,583, $282,909, $23,164,166, $1,600,000, $3,278,074, $18,050,000, $710,487, $1,092,376, $2,505,415, $1,844,812, $1,721,395, $1,422,630, $13,394,055, $615,724, $42,628, $34,781, $9,249,358, $100,664, $1,746,070, $3,383, $1,802,939, $551,523, $4,218,932, $4,665,732, $5,485,964, $5,346,757, $830,000, $1,730,435, $5,601,071, $1,308,392, $15,946,754, $10,888,611, $3,198,070, $214,543, $210,180 and $671,181, respectively, totaling $416,757,739.
5	The fair value of the investment was determined using significant unobservable inputs.
6	All or a portion of this security is held by SPRING Cayman II LLC.
7	All or a portion of this security is held by SPRING I LLC - Series A.
8	All or a portion of this security is held by SPRING Cayman LLC.
9	Investment has been committed to but has not been fully funded by the Fund.
10	The rate reported is the 7-day effective yield at the period end.
11	The audited financial statements of the fund can be found at sec.gov.